TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (1,105)	$ 17,817	$ 7,751
Foreign	5,818	4,815	6,213
Income before taxes on income	$ 4,713	$ 22,632	$ 13,964